Derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2017
Derivatives And Short Positions [Abstract]
Derivatives (assets and liabilities) and Short positions

9.     Derivatives (assets and liabilities) and Short positions

a)Derivatives

The detail, by type of inherent risk, of the fair value of the derivatives arranged by the Group is as follows (see Note 36):

	Millions of euros
	2017		2016		2015
	Debit	Credit	Debit	Credit	Debit	Credit
	balance	balance	balance	balance	balance	balance

Interest rate risk	38,030	37,582	47,884	48,124	51,576	49,095
Currency risk	16,320	18,014	21,087	23,500	21,924	23,444
Price risk	2,167	2,040	2,599	2,402	2,598	3,343
Other risks	726	256	473	343	626	532
	57,243	57,892	72,043	74,369	76,724	76,414

b)Short positions

Following is a breakdown of the short positions (liabilities):

	Millions of euros
	2017	2016	2015

Borrowed securities:
Debt instruments	2,447	2,250	3,098
Of which: Santander UK plc	1,557	1,319	1,857
Equity instruments	1,671	1,142	990
Of which: Santander UK plc	1,500	991	905

Short sales:
Debt instruments	16,861	19,613	13,274
Of which:
Banco Santander, S.A.	8,621	7,472	6,953
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	46	1,872	1,290
Banco Santander (Brasil) S.A.	8,188	9,197	4,619
Equity instruments	—	—	—
	20,979	23,005	17,362